UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Katahdin Capital
Address:	 540 Madison Ave, Suite 30A
		 New York, NY 10022
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Mikhail Munenzon
Title:	Chief Compliance Officer
Phone:	(212) 380-4220
Signature,       		Place,         	and Date of Signing
Mikhail Munenzon 		New York	August 14, 2006

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	22
Form 13F Information Table Value Total:	$94,096,000

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE

                                                       VALUE    SHRS OR  SH/ PUT/INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000) PRN AMT  PRN CALLDISCRETION  MANAGERS   SOLE       SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY CORP DEL           COM             017175100      5855    21186 SH            SOLE                  21186       0    0
BERKSHIRE HATHAWAY INC DEL   CL B            084670207      3156     1037 SH            SOLE                   1037       0    0
BERKSHIRE HATHAWAY INC DEL   CL A            084670108      1833       20 SH            SOLE                     20       0    0
BRUNSWICK CORP               COM             117043109      7459   224317 SH            SOLE                 224317       0    0
CENVEO INC                   COM             15670S105      2527   140756 SH            SOLE                 140756       0    0
CITIGROUP INC                COM             172967101      3884    80519 SH            SOLE                  80519       0    0
COCA COLA CO                 COM             191216100      9957   231447 SH            SOLE                 231447       0    0
COLGATE PALMOLIVE CO         COM             194162103      7980   133221 SH            SOLE                 133221       0    0
COSTCO WHSL CORP NEW         COM             22160K105      1554    27200 SH            SOLE                  27200       0    0
HEINZ H J CO                 COM             423074103      5662   137362 SH            SOLE                 137362       0    0
HEALTH MGMT ASSOC INC NEW    CL A            421933102      2930   148660 SH            SOLE                 148660       0    0
JETBLUE AWYS CORP            COM             477143101      4240   349295 SH            SOLE                 349295       0    0
MARSH & MCLENNAN COS INC     COM             571748102      2762   102700 SH            SOLE                 102700       0    0
MOHAWK INDS INC              COM             608190104      3989    56700 SH            SOLE                  56700       0    0
PRESTIGE BRANDS              COM             74112D101      1491   149500 SH            SOLE                 149500       0    0
SHERWIN WILLIAMS CO          COM             824348106      1329    28000 SH            SOLE                  28000       0    0
SMUCKER J M CO               COM NEW         832696405      1534    34326 SH            SOLE                  34326       0    0
STREETTRACKS GOLD TR         GOLD SHS        863307104      4562    74500 SH            SOLE                  74500       0    0
TYCO INTL LTD NEW            COM             902124106      1614    58700 SH            SOLE                  58700       0    0
WAL-MART STORES              COM             931142103      9660   200547 SH            SOLE                 200547       0    0
WARNACO GROUP INC            COM NEW         934390402      1780    95286 SH            SOLE                  95286       0    0
WHITE MTNS INS GROUP LTD     COM             G9618E107      8339    17123 SH            SOLE                  17123       0    0


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